Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 12,153,136
Ending balance		14,068,506	R$ 12,153,136
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,018,401	15,002,454
Additions		3,326,796	2,016,066
Disposals		(122,177)	(158,072)
Transfers	[1]	144,787	279,647
Effect of exchange rate fluctuations		70,492	9,546
Discontinued operation			(131,240)
Ending balance		20,438,299	17,018,401
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,865,265)	(3,446,227)
Additions		(1,319,135)	(1,480,099)
Disposals		112,517	146,679
Transfers	[1]	(121,417)	(123,022)
Impairment		(143,018)
Effect of exchange rate fluctuations		(33,475)	(1,887)
Discontinued operation			39,291
Ending balance		(6,369,793)	(4,865,265)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		825,931
Ending balance		1,069,871	825,931
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,186,365	1,113,427
Additions		125	125
Disposals		(576)	(3,634)
Transfers	[1]	370,302	132,461
Effect of exchange rate fluctuations		21,028	3,903
Discontinued operation			(59,917)
Ending balance		1,577,244	1,186,365
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(360,434)	(300,711)
Additions		(60,907)	(72,329)
Disposals		7	131
Transfers	[1]	(75,174)	3,546
Impairment		(2,811)
Effect of exchange rate fluctuations		(8,054)	(549)
Discontinued operation			9,478
Ending balance		(507,373)	(360,434)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		631,843
Ending balance		724,822	631,843
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,163,862	1,043,032
Additions		2,528	1,986
Disposals		(2,113)	(21,474)
Transfers	[1]	261,705	205,355
Effect of exchange rate fluctuations		31,252	3,070
Discontinued operation			(68,107)
Ending balance		1,457,234	1,163,862
Machinery, equipment and facilities [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(532,019)	(440,677)
Additions		(138,579)	(135,267)
Disposals		1,188	20,287
Transfers	[1]	(38,107)	(2,884)
Impairment		(8,898)
Effect of exchange rate fluctuations		(15,997)	(672)
Discontinued operation			27,194
Ending balance		(732,412)	(532,019)
Railcars and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	4,085,483
Ending balance	[2]	4,239,327	4,085,483
Railcars and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	6,000,272	5,263,961
Additions	[2]	17,900	29,773
Disposals	[2]	(94,689)	(105,592)
Transfers	[1],[2]	796,982	812,130
Effect of exchange rate fluctuations	[2]
Discontinued operation	[2]
Ending balance	[2]	6,720,465	6,000,272
Railcars and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	(1,914,789)	(1,280,966)
Additions	[2]	(566,259)	(632,170)
Disposals	[2]	90,668	104,872
Transfers	[1],[2]	(59,353)	(106,525)
Impairment	[2]	(31,405)
Effect of exchange rate fluctuations	[2]
Discontinued operation	[2]
Ending balance	[2]	(2,481,138)	(1,914,789)
Permanent easement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,703,555
Ending balance		4,820,827	4,703,555
Permanent easement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,724,322	6,127,139
Additions		1,193	1,802
Disposals
Transfers	[1]	645,611	595,381
Effect of exchange rate fluctuations
Discontinued operation
Ending balance		7,371,126	6,724,322
Permanent easement [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,020,767)	(1,406,964)
Additions		(517,033)	(611,575)
Disposals			6
Transfers	[1]	67,841	(2,234)
Impairment		(80,340)
Effect of exchange rate fluctuations
Discontinued operation
Ending balance		(2,550,299)	(2,020,767)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,502,155
Ending balance		2,790,795	1,502,155
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,509,025	1,054,128
Additions		3,303,937	1,979,943
Disposals		(506)	(1,362)
Transfers	[1]	(2,008,901)	(1,525,318)
Effect of exchange rate fluctuations		619	1,634
Discontinued operation
Ending balance		2,804,174	1,509,025
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,870)	(10,842)
Additions		(2,048)
Disposals
Transfers	[1]	2,795	3,972
Impairment		(7,256)
Effect of exchange rate fluctuations
Discontinued operation
Ending balance		(13,379)	(6,870)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		404,169
Ending balance		422,864	404,169
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		434,555	400,767
Additions		1,113	2,437
Disposals		(24,293)	(26,010)
Transfers	[1]	79,088	59,638
Effect of exchange rate fluctuations		17,593	939
Discontinued operation			(3,216)
Ending balance		508,056	434,555
Other [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(30,386)	(6,067)
Additions		(34,309)	(28,758)
Disposals		20,654	21,383
Transfers	[1]	(19,419)	(18,897)
Impairment		(12,308)
Effect of exchange rate fluctuations		(9,424)	(666)
Discontinued operation			2,619
Ending balance		R$ (85,192)	R$ (30,386)

[1]	They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.
[2]	On December 31, 2020 and 2019, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans (Note 7.5).